Deferred Tax Assets and Deferred Tax Liabilities (Details) - Deferred Tax [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Revenue and expense cutoff	$ 57,497	$ 204,904
Allowance for doubtful accounts	250,906	359,789
Loss carryforward	1,623,542	526,855
Deferred tax assets, non-current, Gross	1,931,945	1,091,548
Less: valuation allowance	(1,623,542)	(526,855)
Deferred tax assets, non-current, Net	308,403	564,693
Deferred tax liability
Depreciation of property and equipment	$ 65,540	$ 78,684